THE ADVISORS' INNER CIRCLE FUND

                       RICE HALL JAMES SMALL CAP PORTFOLIO
                       RICE HALL JAMES MICRO CAP PORTFOLIO
                        RICE HALL JAMES MID CAP PORTFOLIO
                                  (THE "FUNDS")

                         SUPPLEMENT DATED MARCH 25, 2009
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


ON THE BACK COVER PAGE, THE SECOND PARAGRAPH IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

Investors can receive free copies of the SAI, shareholder reports and other information about the Funds at www.rhjfunds.com. Investors can also receive these documents, as well as make shareholder inquiries by writing to or calling:

                            The Rice Hall James Funds
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                www.rhjfunds.com
                                 1-866-474-5669




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 RHJ-SK-005-0100